Fair Value (Tables)	6 Months Ended
Sep. 30, 2011
Fair Value [Abstract]
Fair Value Of Assets And Liabilities By Level Measured On A Recurring Basis

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivatives	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,073,048	4,053,521	2,203,312	54,329,881
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,534,077	125,062	195	3,659,334
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,226,350	¥19,148,718	¥3,493,914	¥83,868,982

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivatives	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

	September 30, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥16,454,180	¥5,410,790	¥1,060,784	¥22,925,754
Debt securities
Japanese national government and Japanese government agency bonds	4,329,731	223,638	—	4,553,369
Japanese prefectural and municipal bonds	—	119,964	—	119,964
Foreign governments and official institutions bonds	8,489,207	1,457,996	121,093	10,068,296
Corporate bonds	—	1,507,264	502,570	2,009,834
Residential mortgage-backed securities	2,866,861	312,578	19,209	3,198,648
Commercial mortgage-backed securities	—	—	13,437	13,437
Asset-backed securities	—	27,356	384,187	411,543
Other debt securities	—	8,936	—	8,936
Commercial paper	—	1,124,750	—	1,124,750
Equity securities(2)	768,381	628,308	20,288	1,416,977
Trading derivative assets	39,327	11,710,823	108,101	11,858,251
Interest rate contracts	2,931	8,664,619	15,297	8,682,847
Foreign exchange contracts	144	2,797,556	86,545	2,884,245
Equity contracts	21,615	39,413	3,036	64,064
Commodity contracts	14,637	143,013	2,195	159,845
Credit derivatives	—	66,222	1,028	67,250
Investment securities:
Securities available for sale	50,209,234	4,086,609	1,961,482	56,257,325
Debt securities
Japanese national government and Japanese government agency bonds	46,510,987	987,183	—	47,498,170
Japanese prefectural and municipal bonds	—	202,410	983	203,393
Foreign governments and official institutions bonds	605,054	148,124	135,779	888,957
Corporate bonds	—	1,165,177	1,737,116	2,902,293
Residential mortgage-backed securities	346	985,212	24,476	1,010,034
Commercial mortgage-backed securities	—	60,933	5,584	66,517
Asset-backed securities	—	402,348	56,422	458,770
Other debt securities	—	—	922	922
Marketable equity securities	3,092,847	135,222	200	3,228,269
Other investment securities	—	1,189	31,619	32,808
Others(3)(4)	469,755	231,395	15,711	716,861

Total	¥67,172,496	¥21,440,806	¥3,177,697	¥91,790,999

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥47,929	¥4,995	¥—	¥52,924
Trading derivative liabilities	46,299	11,221,253	129,022	11,396,574
Interest rate contracts	14,619	8,559,483	68,823	8,642,925
Foreign exchange contracts	339	2,427,851	45,747	2,473,937
Equity contracts	20,260	61,284	11,399	92,943
Commodity contracts	11,081	113,844	1,998	126,923
Credit derivatives	—	58,791	1,055	59,846
Obligation to return securities received as collateral	4,301,207	218,937	—	4,520,144
Others(5)	—	391,060	23,413	414,473

Total	¥4,395,435	¥11,836,245	¥152,435	¥16,384,115

Notes:	(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥193,249 million and ¥182,278 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments at March 31, 2011 and September 30, 2011 are ¥5,780 million and ¥5,428 million, respectively. These investments are mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at September 30, 2011 were ¥6,575 million, ¥3,814 million and ¥3,572 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at September 30, 2011 were ¥1,676 million, ¥2,217 million and ¥2,155 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Reconciliation Of Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Level 3 Inputs

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2010	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2010
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥(13,790	)(2)	¥—	¥17,218	¥54,753		¥(13,852)		¥1,210,867	¥(17,528	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	6,281		—	(25,090)	10,208		—		162,933	3,038
Corporate bonds	494,987	(13,471)		—	60,872	44,545	(6)	(12,292	)(6)	574,641	(10,054)
Residential mortgage-backed securities	56,468	(1,185)		—	(4,275)	—		—		51,008	(1,631)
Commercial mortgage-backed securities	17,315	293		—	(2,179)	—		—		15,429	296
Asset-backed securities	389,061	(6,554)		—	(10,556)	—		(1,560)		370,391	(7,717)
Equity securities	37,173	846		—	(1,554)	—		—		36,465	(1,460)
Trading derivatives (Net)	(28,612)	18,766	(2)	3,531	(11,510)	18,019		7,867		8,061	22,283	(2)
Interest rate contracts—net	(45,467)	6,786		—	(8,503)	5,841		8,277		(33,066)	1,838
Foreign exchange contracts—net	6,440	12,015		3,546	(1,208)	12,291		11,583		44,667	18,118
Equity contracts—net	(8,272)	2,666		(15)	(799)	—		—		(6,420)	2,415
Commodity contracts—net	14,003	(61)		—	(1,202)	(113)		(11,993)		634	186
Credit derivatives—net	4,684	(2,640)		—	202	—		—		2,246	(274)
Investment securities:
Securities available for sale	2,363,609	(1,111	)(3)	9,819	(177,702)	350,407		(216,250)		2,328,772	(12,523	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	4		8	(122)	—		—		2,959	4
Foreign governments and official institutions bonds	87,597	(221)		1,567	(4,795)	—		—		84,148	(221)
Corporate bonds	2,163,465	1,458		8,331	(159,432)	350,407	(6)	(197,642	)(6)	2,166,587	(10,883)
Residential mortgage-backed securities	26,827	(1,063)		51	1,083	—		—		26,898	(1,104)
Commercial mortgage-backed securities	14,475	(299)		(27)	(893)	—		—		13,256	(300)
Asset-backed securities	67,095	(971)		(132)	(13,666)	—		(18,608)		33,718	—
Other debt securities	990	(19)		—	—	—		—		971	(19)
Marketable equity securities	91	—		21	123	—		—		235	—
Other investment securities	33,904	(1,441	)(4)	(136)	(419)	—		(737)		31,171	(1,865	)(4)
Others	17,217	(546	)(4)	—	(763)	—		—		15,908	(546	)(4)

Total	¥3,552,656	¥1,878		¥13,214	¥(173,176)	¥423,179		¥(222,972)		¥3,594,779	¥(10,179)

Liabilities
Others	¥45,347	¥(23,721	)(4)	¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531	)(4)

Total	¥45,347	¥(23,721)		¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531)

	March 31, 2011	Total realized/ unrealized gains (losses)			Purchases	Issuances	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥(46,610	)(2)	¥—	¥344,148	¥—	¥(231,699)	¥(123,913)	¥28,366		¥(46,919)		¥1,060,784	¥(37,384	)(2)
Debt securities
Foreign governments and official institutions bonds	115,557	35		—	136,428	—	(99,616)	(37,304)	5,993		—		121,093	(777)
Corporate bonds	554,364	(21,480)		—	62,353	—	(26,142)	(44,358)	22,341	(6)	(44,508	)(6)	502,570	(20,603)
Residential mortgage-backed securities	53,688	(8,212)		—	3	—	(22,845)	(3,425)	—		—		19,209	(2,691)
Commercial mortgage-backed securities	39,076	(2,978)		—	13,458	—	(34,146)	(1,973)	—		—		13,437	889
Asset-backed securities	353,835	(16,241)		—	131,685	—	(46,003)	(36,678)	—		(2,411)		384,187	(14,874)
Equity securities	20,891	2,266		—	221	—	(2,947)	(175)	32		—		20,288	672
Trading derivatives—net	(36,851)	8,887	(2)	(1,182)	92	(1,408)	—	(8,880)	28,751		(10,330)		(20,921)	14,289	(2)
Interest rate contracts—net	(59,958)	6,142		(17)	—	(14)	—	(1,870)	2,875		(684)		(53,526)	(577)
Foreign exchange contracts—net	32,911	88		(1,177)	86	(1,383)	—	(6,657)	25,841		(8,911)		40,798	10,969
Equity contracts—net	(10,481)	2,395		1	—	(5)	—	(273)	—		—		(8,363)	5,188
Commodity contracts—net	979	46		—	6	(6)	—	(128)	35		(735)		197	31
Credit derivatives—net	(302)	216		11	—	—	—	48	—		—		(27)	(1,322)
Investment securities:
Securities available for sale	2,203,312	1,624	(3)	3,663	185,684	—	(12,786)	(358,150)	101,975		(163,840)		1,961,482	(7,546	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	—		(1)	—	—	—	(70)	—		—		983	—
Foreign governments and official institutions bonds	130,409	(294)		2,346	3,485	—	(106)	(61)	—		—		135,779	(212)
Corporate bonds	2,007,972	1,795		1,643	140,342	—	(12,472)	(340,299)	101,975	(6)	(163,840	)(6)	1,737,116	(7,092)
Residential mortgage-backed securities	23,783	(10)		43	2,999	—	(206)	(2,133)	—		—		24,476	(1)
Commercial mortgage-backed securities	8,147	106		311	—	—	—	(2,980)	—		—		5,584	—
Asset-backed securities	30,792	65		(686)	38,858	—	—	(12,607)	—		—		56,422	(203)
Other debt securities	960	(38)		—	—	—	—	—	—		—		922	(38)
Marketable equity securities	195	—		7	—	—	(2)	—	—		—		200	—
Other investment securities	35,908	(496	)(4)	(16)	844	—	(4,364)	(12)	—		(245)		31,619	(684	)(4)
Others	15,303	342	(4)	—	403	—	(38)	(11)	—		(288)		15,711	(710	)(4)

Total	¥3,355,083	¥(36,253)		¥2,465	¥531,171	¥(1,408)	¥(248,887)	¥(490,966)	¥159,092		¥(221,622)		¥3,048,675	¥(32,035)

Liabilities
Others	¥18,183	¥(9,806	)(4)	¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176	(4)

Total	¥18,183	¥(9,806)		¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176

Notes:	(1)	Includes trading securities under fair value option.
	(2)	Included in Trading account profits—net and in Foreign exchange gains—net.
	(3)	Included in Investment securities gains (losses)—net.
	(4)	Included in Trading account profits—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
	(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.

Carrying Value Of Assets Measured At Fair Value On A Nonrecurring Basis By Level

	March 31, 2011				September 30, 2011
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185	¥—	¥—	¥27,448	¥27,448
Loans	12,243	14,843	343,696	370,782	7,070	14,670	340,636	362,376
Loans held for sale	—	1,901	4,726	6,627	—	2,598	1,902	4,500
Collateral dependent loans	12,243	12,942	338,970	364,155	7,070	12,072	338,734	357,876
Premises and equipment	—	—	10,371	10,371	—	—	8,426	8,426
Intangible assets	—	—	32,833	32,833	—	—	25,921	25,921
Other assets	145,791	—	20,128	165,919	464,819		12,714	477,533
Investments in equity method investees(1)	145,791	—	13,853	159,644	464,819	—	4,399	469,218	(2)
Other	—	—	6,275	6,275	—	—	8,315	8,315

Total	¥158,034	¥14,843	¥412,213	¥585,090	¥471,889	¥14,670	¥415,145	¥901,704

Notes:	(1)	Includes investments valued at net asset value of ¥14,098 million and ¥4,399 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥2,473 million at March 31, 2011 and September 30, 2011, respectively. These investments are private equity funds.
	(2)	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Nonrecurring Changes In Fair Value

	Losses (Gains) for the six months ended September 30, 2010		Losses (Gains) for the six months ended September 30, 2011
	(in millions)
Investment securities	¥2,591		¥5,202
Loans	93,668		99,470
Loans held for sale	(40)		50
Collateral dependent loans	93,708		99,420
Premises and equipment	2,828		4,443
Intangible assets	16,363		27,040
Other assets	44,013		582,454
Investments in equity method investees	43,851	(1)	580,895	(1)
Other	162		1,559

Total	¥159,463		¥718,609

Note:	(1)	Includes impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected

	Six months ended September 30,
	2010			2011
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥1,536	¥—	¥1,536	¥(168)	¥—	¥(168)
Receivables under resale agreements(1)	3,889	—	3,889	(813)	—	(813)
Trading account securities	324,458	(843,457)	(518,999)	342,364	(1,006,886)	(664,522)

Total	¥329,883	¥(843,457)	¥(513,574)	¥341,383	¥(1,006,886)	¥(665,503)

Financial liabilities:
Other short-term borrowings(1)	¥(305)	¥—	¥(305)	¥93	¥—	¥93
Long-term debt(1)	(80,663)	—	(80,663)	5,400	—	5,400

Total	¥(80,968)	¥—	¥(80,968)	¥5,493	¥—	¥5,493

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments

	March 31, 2011			September 30, 2011
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,192	¥192	¥26,000	¥26,079	¥79

Total	¥26,000	¥26,192	¥192	¥26,000	¥26,079	¥79

Financial liabilities:
Long-term debt	¥722,752	¥575,969	¥(146,783)	¥654,950	¥519,188	¥(135,762)

Total	¥722,752	¥575,969	¥(146,783)	¥654,950	¥519,188	¥(135,762)

Estimated Fair Value Of Financial Instruments Not Carried On Balance Sheet At Fair Value

	March 31, 2011		September 30, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions	¥19,486	¥19,486	¥20,691	¥20,691
Trading account assets, excluding derivatives	18,792	18,792	22,926	22,926
Investment securities	58,536	59,002	59,220	59,500
Loans, net of allowance for credit losses	86,262	87,054	85,689	86,644
Other financial assets	4,677	4,677	7,059	7,059
Derivative financial instruments:
Trading activities	10,033	10,033	11,858	11,858
Activities qualifying for hedges	2	2	—	—
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions	¥35,544	¥35,544	¥38,727	¥38,727
Interest-bearing deposits	117,894	117,960	116,197	116,269
Trading account liabilities, excluding derivatives	31	31	53	53
Obligations to return securities received as collateral	3,268	3,268	4,520	4,520
Due to trust account	634	634	621	621
Other short-term borrowings	8,488	8,488	10,234	10,234
Long-term debt	13,357	13,557	12,811	13,043
Other financial liabilities	4,635	4,635	9,101	9,101
Derivative financial instruments:
Trading activities	9,878	9,878	11,397	11,397